Note E - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Land	$ 2,348	$ 2,055
Buildings	13,247	10,890
Leasehold improvements	1,238	2,066
Furniture and equipment	5,085	4,334
	21,918	19,345
Less accumulated depreciation	9,135	8,941
Total premises and equipment	$ 12,783	$ 10,404